Other Assets	12 Months Ended
Dec. 31, 2021
Other Assets
Other Assets

Note 4. — Other Assets

Other assets consisted of the following:

	December 31,	December 31,
	2021	2020
Corporate-owned life insurance (See Note 13)	$10,788	$10,659
Right of use asset (See Note 13)	10,209	13,512
Accounts receivable, net	4,770	3,190
Prepaid expenses	3,460	3,429
Derivative assets – lending (See Note 7)	3,111	7,275
Other	1,102	1,103
Premises and equipment, net	636	930
Accrued interest receivable	625	286
Servicing advances	565	947
Loans eligible for repurchase from Ginnie Mae	337	114
Real estate owned – outside trusts	—	79
Total other assets	$35,603	$41,524

Accounts Receivable, net

Accounts receivable are primarily loan sales that have not settled, and fees earned for real estate services rendered, generally collected one month in arrears. Accounts receivable are stated at their carrying value, net of $50 thousand and $329 thousand reserve for doubtful accounts as of December 31, 2021 and 2020, respectively.

Servicing Advances

The Company is required to advance certain amounts to meet its contractual loan servicing requirements. The Company advances principal, interest, property taxes and insurance for borrowers that have insufficient escrow accounts, plus any other costs to preserve the properties. Also, the Company will advance funds to maintain, repair and market foreclosed real estate properties. The Company is entitled to recover advances from the borrowers for reinstated and performing loans or from proceeds of liquidated properties.

Loans Eligible for Repurchase from Ginnie Mae

The Company sells loans in Ginnie Mae guaranteed mortgage-backed securities (MBS) by pooling eligible loans through a pool custodian and assigning rights to the loans to Ginnie Mae. When these Ginnie Mae loans are initially pooled and securitized, the

Company meets the criteria for sale treatment and de-recognizes the loans. The terms of the Ginnie Mae MBS program allow, but do not require, the Company to repurchase mortgage loans when the borrower has made no payments for three consecutive months. When the Company has the unconditional right, as servicer, to repurchase Ginnie Mae pool loans it has previously sold and are more than 90 days past due, and the repurchase will provide a “more than trivial benefit”, the Company then re-recognizes the loans on its consolidated balance sheets in other assets, at their UPB and records a corresponding liability in other liabilities in the consolidated balance sheets. At December 31, 2021 and 2020, loans eligible for repurchase from GNMA totaled $337 thousand and $114 thousand, respectively, in UPB. As part of the Company’s repurchase reserve, the Company records a repurchase provision to provide for estimated losses from the sale or securitization of all mortgage loans, including these loans.

Premises and Equipment, net

	December 31,
	2021	2020
Premises and equipment	$6,391	$6,230
Less: Accumulated depreciation	(5,755)	(5,300)
Total premises and equipment, net	$636	$930

The Company recognized $493 thousand and $722 thousand of depreciation expense within general, administrative and other expense in the accompanying consolidated statements of operations and comprehensive loss, for the years ended December 31, 2021 and 2020, respectively.